Condensed consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 102,109	$ 171,897
Trade and other receivables	14,904	7,310
Inventories	34,532	27,979
Investments	5,538
Prepayments and other current assets	362	757
Total current assets	157,445	207,943
Non-current assets
Property, plant and equipment	1,164,712	1,171,049
Exploration and evaluation	27,486	24,388
Inventories	185	222
Investments		3,984
Total non-current assets	1,192,383	1,199,643
Total assets	1,349,828	1,407,586
Current liabilities
Trade and other payables	79,742	51,050
Lease liability	5,872	4,484
Loans and borrowings	42,255	58,266
Derivative financial liabilities	25,722	22,179
Current tax liability	12,310	7,314
Provisions	12,413	13,357
Other financial liabilities	92,060	29,485
Total current liabilities	270,374	186,135
Non-current liabilities
Lease liability	1,572	5,749
Loans and borrowings	325,321	344,925
Derivative financial liabilities	50,014	57,065
Deferred tax liability	111,976	119,487
Provisions	21,594	20,547
Liability for cash-settled share-based payments	14,904	5,631
Other financial liabilities	74,270	112,554
Total non-current liabilities	599,651	665,958
Total liabilities	870,025	852,093
Net assets	479,803	555,493
Equity
Share capital	8	8
Share premium	802,441	801,445
Other capital reserves	1,212	1,212
Accumulated deficit	(323,858)	(247,172)
Total equity	$ 479,803	$ 555,493